CONSOLIDATED STATEMENTS OF EQUITY - USD ($)		Series E Preferred Stock	Common Stock	Common Stock in Escrow Account	Additional Paid-in Capital	Retained Earnings / Accumulated Deficit	Accumulated Other Comprehensive Loss	Ideanomics Shareholders' equity	Non - controlling Interest	Total
Balance at Dec. 31, 2016	[1]	$ 7,155	$ 53,918		$ 152,792,855	$ (115,829,451)	$ (1,371,498)	$ 35,652,979	$ (5,325,481)	$ 30,327,498
Balance (in shares) at Dec. 31, 2016	[1]	7,154,997	53,918,523
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation					1,305,829			1,305,829		1,305,829
Common stock issuance			$ 6,222		11,969,368			11,975,590		11,975,590
Common stock issuance (in shares)			6,221,778
Common stock issuance for option exercised			$ 189		100,129			100,318		100,318
Common stock issuance for option exercised (in shares)			188,687
Common stock issued for warrant exercised			$ 907		1,724,819			1,725,726		1,725,726
Common stock issued for warrant exercised (in shares)			907,390
Common stock issued from conversion of series E preferred stock		$ (7,155)	$ 7,155
Common stock issued from conversion of series E preferred stock (In shares)		(7,154,997)	7,154,997
Common stock issuance for RSU vested			$ 118		(118)
Common stock issuance for RSU vested (in shares)			117,715
Capital contribution from noncontrolling interest shareholder									490,000	490,000
Acquisition of Guang Ming	[1]				444,060			444,060		444,060
Disposal of subsidiaries					(9,887,398)	(360,522)	(220,737)	(10,468,657)	3,947,473	(6,521,184)
Net loss						(10,503,049)		(10,503,049)	(357,268)	(10,860,317)	[2],[3]
Foreign currency translation adjustments, net of nil tax							810,161	810,161	(44,091)	766,070	[2]
Balance at Dec. 31, 2017			$ 68,509		158,449,544	(126,693,022)	(782,074)	31,042,957	(1,289,367)	29,753,590
Balance (in shares) at Dec. 31, 2017	[1]		68,509,090
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation					121,190			121,190		121,190
Common stock issuance for option exercised			$ 43		2,589			2,632		2,632
Common stock issuance for option exercised (in shares)			42,501
Common stock issued for warrant exercised			$ 300		524,700			525,000		525,000
Common stock issued for warrant exercised (in shares)			300,000
Common stock issuance for RSU vested			$ 13		(13)
Common stock issuance for RSU vested (in shares)			13,464
Acquisition of Guangmin					(36,646)			(36,646)		(36,646)
Net loss						(3,721,369)		(3,721,369)	(91,444)	(3,812,813)
Foreign currency translation adjustments, net of nil tax							(32,481)	(32,481)	(9,148)	(41,629)
Balance at Mar. 31, 2018			$ 68,865		159,061,364	(130,414,391)	(814,555)	27,901,283	(1,389,959)	26,511,324
Balance (in shares) at Mar. 31, 2018			68,865,055
Balance at Dec. 31, 2017			$ 68,509		158,449,544	(126,693,022)	(782,074)	31,042,957	(1,289,367)	29,753,590
Balance (in shares) at Dec. 31, 2017	[1]		68,509,090
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation					3,412,977			3,412,977		3,412,977
Common stock issuance (GTD)			$ 5,494		9,994,506			10,000,000		10,000,000
Common stock issuance (GTD) (in shares)			5,494,505
Common stock to be issued (SSSIG)					1,177,585			1,177,585		1,177,585
Common stock issuance (STAR)			$ 5,027		9,194,973			9,200,000		9,200,000
Common stock issuance (STAR) (in shares)			5,027,324
Common stock issuance for option exercised			$ 82		27,960			28,042		28,042
Common stock issuance for option exercised (in shares)			82,797
Common stock issued for warrant exercised			$ 644		1,125,856			1,126,500		1,126,500
Common stock issued for warrant exercised (in shares)			643,714
Common stock issuance for RSU vested			$ 1,241		(1,241)
Common stock issuance for RSU vested (in shares)			1,240,707
Common stock issuance for acquisition (BDCG)			$ 3,000		7,797,000			7,800,000		7,800,000
Common stock issuance for acquisition (BDCG) (in shares)			3,000,000
Common stock issuance for acquisition (DBOT)			$ 2,268		6,724,078			6,726,346		6,726,346
Common stock issuance for acquisition (DBOT) (in shares)			2,267,869
Beneficial conversion feature of convertible note-long term					1,384,615			1,384,615		1,384,615
Earnout shares to SSSIG			$ 16,500		(16,500)
Earnout shares to SSSIG (in shares)			16,500,000
Acquisition resulting in non-controlling interest (Grapevine)									678,651	678,651
Disposal of subsidiaries					(3,491,777)	4,144,076	18,438	670,737	558,372	1,229,109
Net loss						(27,426,356)		(27,426,356)	(996,728)	(28,423,084)
Foreign currency translation adjustments, net of nil tax							(900,962)	(900,962)	18,446	(882,516)
Balance at Dec. 31, 2018			$ 102,765		195,779,576	(149,975,302)	(1,664,598)	44,242,441	(1,030,626)	43,211,815
Balance (in shares) at Dec. 31, 2018			102,766,006
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation					224,484			224,484		224,484
Common stock issuance for RSU vested			$ 130		(130)
Common stock issuance for RSU vested (in shares)			129,840
Common stock issuance for acquisition (SolidOpinion, Inc)			$ 4,500		7,150,500			7,155,000		7,155,000
Common stock issuance for acquisition (DBOT) (in shares)			4,500,000
Common stock issuance for convertible debt			$ 1,166		2,048,834			2,050,000		2,050,000
Common stock issuance for convertible debt (in shares)			1,166,113
Net loss						19,926,515		19,926,515	(17,761)	19,908,754
Foreign currency translation adjustments, net of nil tax							172,133	172,133	(25,295)	146,838
Balance at Mar. 31, 2019			$ 108,561	$ 25,500	$ 205,203,264	$ (130,048,787)	$ (1,492,465)	$ 73,770,573	$ (1,073,682)	$ 72,696,891
Balance (in shares) at Mar. 31, 2019			108,561,959	25,500,000

[1]	The above consolidated statements of equity include Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 6 "Acquisition")
[2]	The above consolidated statements of cash flows include Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 6 "Acquisition")
[3]	The above consolidated statements of operations include Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 6 "Acquisition")